STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows used in operating activities
Net loss	$ (29,504)	$ (32,706)
Adjustments to reconcile net income (loss) to net cash flows from operating activities
Prepaid expenses	(319)
Accounts payable and accrued expenses	541	$ 150
Accounts payable and accrued expenses - related party	(915)
Net cash used in operating activities	$ (30,197)	$ (32,556)
Cash flows from investing activities
Cash flows from investing activities
Cash flows from financing activities
Cash flows from financing activities
Decrease in cash	$ (30,197)	$ (32,556)
Cash, beginning of year	74,634	107,190
Cash, end of year	$ 44,437	$ 74,634
Non-Cash Financing Transaction:
Stock issued for accounts payable and debt settlement